Subsequent Events SFC's Offering of Senior Notes (Details) - Subsequent Event - Springleaf Finance Corporation - USD ($)	Dec. 15, 2016	Apr. 11, 2016
Senior Notes due 2017 | Beneficial Owners of Debt | Senior Notes due 2017
Debt Instrument [Line Items]
Repurchased debt amount		$ 600,000,000
Guaranty Agreements | Senior Note 8.25%, due 2020
Debt Instrument [Line Items]
Face amount of each issuance of debt		$ 1,000,000,000.0
Interest rates (as a percent)		8.25%
Scenario, Forecast [Member] | Guaranty Agreements | Senior Note 8.25%, due 2020
Debt Instrument [Line Items]
Interest rates (as a percent)	8.25%